INCOME TAXES	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11 – INCOME TAXES

Cayman Islands : Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong : The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the three and six months ended June 30, 2012 and 2011. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China : Effective January 1, 2008, the National People’s Congress of China enacted a new PRC Enterprise Income Tax Law, under which foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision in the condensed consolidated statements of income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011

Current	$3,620	$2,529	$5,977	$3,634
Deferred	(985)	1,708	(574)	3,396
Total	$2,635	$4,237	$5,403	$7,030

The tax effects of temporary differences representing deferred income tax assets (liabilities) result principally from the followings:

	June 30,	December 31,
	2012	2011
	(unaudited)
Current
Deferred income tax assets:
Accrued liabilities	$2,642	$248
Tax loss carry forward	334	117
Provision for doubtful accounts	—	1,376
Net deferred income tax assets – current	2,976	1,741

Deferred income tax liabilities:
Unearned income	(10,868)	(9,505)
Other timing differences	—	(398)
Deferred income tax liabilities – current	(10,868)	(9,903)

Net deferred income tax liabilities – current	$(7,892)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	1,678	1,538
Tax loss carry forward	1,002	351
Deferred income tax assets – non-current	2,680	1,889

Deferred income tax liabilities – non-current:
Unearned income	(564)	(78)

Net deferred income tax assets – non-current	$2,116	$1,811

As of June 30, 2012, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At June 30, 2012, the Company had $5,344 of tax loss carry forwards that expire through December 31, 2015.

The difference between the effective income tax rate and the expected statutory rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	2.8%	162.3%	3.3%	(64.0)%
Non-taxable income	(0.8)%	—	(0.8)%	—
Effect of rate differences in various transportation centers	(3.2)%	(28.0)%	(2.8)%	6.9%
Effective tax rate	23.8%	159.3%	24.7%	(32.1)%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment and loss on change in fair value of the Earn-Out Obligation. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the three months and six months ended June 30, 2011 and 2012. As of June 30, 2012 and December 31, 2011, the Company did not have any significant unrecognized uncertain tax positions.